Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Deficit) [Member]	Changes Related To Cash Flow Hedges [Member]	Changes Related To Shipboard Retirement Plan [Member]	Total
Balance at Dec. 31, 2008	$ 24	$ 2,242,946	$ 137	$ (693,308)			$ 1,549,799
Effect of cumulative change in accounting policy (Note 2)				8,770			8,770
Share-based compensation		4,075					4,075
Contribution from Affiliates, net (Note 5)	1	99,999					100,000
Transactions with Affiliates, net (Note 5)		(18,718)					(18,718)
Other comprehensive income (loss)			2,162				2,162
Net income				66,952			66,952
Balance at Dec. 31, 2009	25	2,328,302	2,299	(617,586)			1,713,040
Share-based compensation		2,520					2,520
Transactions with Affiliates, net (Note 5)		(30)					(30)
Other comprehensive income (loss)			2,010				2,010
Net income				22,986			22,986
Balance at Dec. 31, 2010	25	2,330,792	4,309	(594,600)			1,740,526
Share-based compensation		1,211					1,211
Transactions with Affiliates, net (Note 5)		(30)					(30)
Other comprehensive income (loss)			(24,103)		(21,488)	(2,615)	(24,103)
Net income				126,859			126,859
Balance at Dec. 31, 2011	$ 25	$ 2,331,973	$ (19,794)	$ (467,741)			$ 1,844,463